SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS
16.	SHARE-BASED PAYMENTS
2016 Equity Incentive Plan
In 2016, the Board of Directors approved the Equity Option Plan (the “2016 Equity Incentive Plan”), which has a term of 10 years and is administrated by the Board of Directors. Under 2016 Equity Incentive Plan, the Company reserved options to its eligible employees, directors and officers of the Group for the purchase of 7,000,000 of the Company’s ordinary shares in aggregate (excluding shares which have lapsed or have been forfeited).
In April 2016, the Board of Directors approved option grants to employees for the purchase of 5,985,000 of the Company’s ordinary shares. 50% of the options granted will generally vest in four or five equal installments over a service period (the “2016 Service Options”) while the remaining 50% of the options will vest in two equal installments of 25% each if a fixed targeted return on the Company’s ordinary shares is achieved (the “2016 Market Options”). Both the Service Options and Market Options (collectively, the “2016 Options”) are exercisable only upon the occurrence of an IPO or change of control (each or collectively, the “exercisability event”). The exercisability event constitutes a performance condition that is not considered probable until the completion of the IPO or change of control. The Company will not recognize any compensation expense until the exercisability event occurs. Upon the occurrence of the exercisability event, the effect of the change in this estimate will be accounted for in the period of change by cumulative compensation cost recognition as if the new estimate had been applied since the service inception date, with the remaining unrecognized compensation cost amortized over the remaining requisite service period. Upon the occurrence of the exercisability event (the IPO completion date), the Company immediately recognized expenses associated with options that were vested as of the IPO completion date amounting to RMB90,335. In addition, the Company also will recognize the remaining compensation expenses over the remaining service requisite period using the accelerated method.
Modification of options
In November 2017 (“2017 Modification Date”), the Board of Directors modified share options granted to six directors and officers to be fully vested on the 2017 Modification Date. On the 2017 Modification Date, the Company recognized compensation expenses amounting to RMB2,329 (US$358) associated with the fully vested share options. The fair value of the share options immediately after the modification was the same as that immediately before the modification and therefore, the Company did not recognize any incremental compensation costs related to such modification.
In 2018, the vesting of 432,500 options granted to seven employees was accelerated, and 50,000 options of one employee was cancelled and replaced with cash rewards (which was an isolated non-recurring
event). As of the respective modification dates in December 2018, the original performance condition of the 2016 Options was not expected to be satisfied, therefore, the modification-date fair value of the grantees’ respective 2016 Options instead of the original grant-date fair value was used to measure the modified 2016 Options. In 2019, the vesting of 309,000 options granted to four employees was accelerated. As of the respective modification dates in December 2019, the original performance condition of the 2016 Options was not expected to be satisfied, therefore, the modification-date fair value of the grantees’ respective 2016 Options instead of the original grant-date fair value was used to measure the modified 2016 Options.
A summary of the equity award activity under 2016 Equity Incentive Plan is stated below:

	Number of options	Weighted - average exercise price	Weighted - Average grant date fair value	Weighted - average remaining contractual term	Aggregate intrinsic Value
		US$		Years	US$
Outstanding, December 31, 2019	2,067,719	1.44	N/A	5.52	4,260
Exercised	(195,915)	1.44	N/A	N/A	365
Forfeited/Cancelled	(10,330)	1.44	N/A
Outstanding, December 31, 2020	1,861,474	1.44	N/A	4.61	2,988
Vested and expected to vest at December 31, 2020	1,861,474	1.44	N/A	4.61	2,988
Exercisable at December 31, 2020	1,861,474	1.44	N/A	4.61	2,988
The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2020 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2018, 2019 and 2020 was RMB168,917, RMB9,981 and RMB2,380 (US$365).
410,000 awards were vested  for the year ended December 31, 2020, and the weighted-average grant-date fair value for vested options is US$2.07. As of December 31, 2020, there was nil of total unrecognized share-based compensation expenses.
2017 Share Incentive Plan
In 2017, the Board of Directors approved the Share Incentive Plan (the “2017 Share Incentive Plan”), which has a term of 10 years and is administrated by the Board of Directors. Under 2017 Share Incentive Plan, the Company reserved options to its eligible employees, directors and officers of the Group for the purchase of 5,000,000 of the Company’s ordinary shares in aggregate (excluding shares which have lapsed or have been forfeited).
In April 2019, the Board of Directors approved option grants to employees for the purchase of 4,800,000 of the Company’s ordinary shares. 60% of the options granted will generally vest in four equal installments over a prespecified service period (the “2017 Service Options”) while the remaining 40% of the options will vest based on certain performance conditions (the “2017 Performance Options”)
.
Modification of options
On August 12, 2020, considering the outstanding options granted under 2017 Share Incentive Plan was out-of-money, the Board of Directors and compensation committee modified the 2017 Share Incentive Plan (the “Modified 2017 Share Incentive Plan”), pursuant to which the exercise price was adjusted down to
US$1.75
 per option, the vesting period was extended to ranging from
December 31, 2020 to

December 31, 2023
,

and the performance conditions were replaced with market conditions. 2,550,000 options were modified and the total incremental cost resulted from this modification was RMB9,018 (US$1,382).
On September 11, 2020,
1,613,506
options were granted to an employee under the Modified 2017 Share Incentive Plan. 60% of the options granted will generally vest in four equal installments on an annual basis with first vesting date on December 31, 2021, and the vesting of the remaining 40% of the options is based on certain market condition
.
A summary of the equity award activity under 2017 Share Incentive Plan and Modified 2017 Share Incentive Plan is stated below:

	Number of options	Weighted - average exercise price	Weighted - Average grant date fair value	Weighted - average remaining contractual term	Aggregate intrinsic Value
		US$	US$	Years	US$
Outstanding, December 31, 2019	4,600,000	4.25	N/A	9.26	N/A
Granted	1,613,506	1.75	1.47
Forfeited/Cancelled	(2,340,000)	3.71	2.26
Outstanding, December 31, 2020	3,873,506	1.89	1.76	8.86	4,731
Vested and expected to vest at December 31, 2020	3,873,506	1.89	1.76	8.86	4,731
Exercisable at December 31, 2020	602,500	2.66	1.62	8.25	495
The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2020 and the option’s respective exercise price. No options were exercised so far.
904,167
awards were vested for the year ended December 31, 2020, and the weighted-average grant-date fair value for vested options is

US$1.96.
As of December 31, 2020, total unrecognized share-based compensation expenses was US$2,669. Total unrecognized compensation cost may be adjusted for actual forfeitures and modifications occurring in the future.
2020 Equity Incentive Plan
The Company adopted its 2020 Equity Incentive Plan on August 13, 2020, and the maximum aggregate number of ordinary shares which may be issued pursuant the plan is 4,147,494. 60% of the options granted will generally vest in four equal installments on an annual basis with first vesting dates varying from December 31, 2021 to December 31, 2022, and the remaining 40% of the options will vest based on certain market condition. A summary of the equity award activity under the 2020 Share Incentive Plan is as follows:

	Number of options	Weighted - average exercise price	Weighted - Average grant date fair value	Weighted - average remaining contractual term	Aggregate intrinsic Value
		US$		Years	US$
Outstanding, December 31, 2019	—	N/A	N/A	N/A	N/A
Granted	3,817,494	1.75	1.49
Forfeited/Cancelled	(172,000)	1.75	1.52
Outstanding, December 31, 2020	3,645,494	1.75	1.49	9.70	4,721
Vested and expected to vest at December 31, 2020	3,645,494	1.75	1.49	9.70	4,721
Exercisable at December 31, 2020	—	N/A	N/A	N/A	N/A
For the year ended December 31, 2020, nil awards were vested for the year ended December 31, 2020. As of December 31, 2020, there was US$4,356 of total unrecognized share-based compensation expenses. Total unrecognized compensation cost may be adjusted for actual forfeitures and modifications occurring in the future
.

The fair value of awards granted or modified under 2016 Equity Incentive Plan, 2017 Share Incentive Plan, Modified 2017 Share Incentive Plan and 2020 Equity Incentive Plan were determined using the binomial option valuation model and Monte Carlo simulation model, respectively, with the assistance from an independent appraiser. The option valuation models required the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for the period within the contractual life of the Options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The estimated fair value of the ordinary shares, was determined with the assistance of an independent third-party appraiser. Subsequent to the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The assumptions used to estimate the fair value of awards granted or modified under 2016 Equity Incentive Plan, 2017 Share Incentive Plan, Modified 2017 Share Incentive Plan and
2020
Equity Incentive Plan are as follows:

	2016 Equity Incentive Plan
	For the years ended December 31,
	2018	2019
Risk-free interest rate	3.51%-3.82%	2.41%-3.34%
Expected volatility range	49.90%-53.60%	53.70%-55.20%
Suboptimal exercise factor	2.80	2.80
Fair value per ordinary share as at valuation date	US$5.28 ~US$ 7.06	US$4.11 ~US$ 5.37

	2017 Share Incentive Plan and Modified 2017 Share Incentive Plan
	For the years ended December 31,
	2019	2020
Risk-free interest rate	3.29%	1.65%~1.69%
Expected volatility range	54.80%	55.10%~55.80%
Suboptimal exercise factor	2.80	2.80
Fair value per ordinary share as at valuation date	US$4.94	US$1.99~ US $2.69

2020 Equity Incentive Plan
For the years ended December 31 ,
2020
Risk-free interest rate	1.69%~1.86%
Expected volatility range	55.10%~55.80%
Suboptimal exercise factor	2.80
Fair value per ordinary share as at valuation date	US$ 2.52~ US $2.69
Total cost of share-based payments are summarized as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	1,315	2,617	1,821	279
Selling and marketing expenses	4,229	1,016	1,497	229
General and administrative expenses	14,808	44,256	14,681	2,250
Total	20,352	47,889	17,999	2,758